UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6384

Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Texas Quality Income Municipal Fund (NTX)
	April 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.6% (1.1% of Total Investments)
$ 2,280	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 2,238,002
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 16.4% (11.2% of Total Investments)
1,000	Central Texas Higher Education Authority Inc., Texas, Student Loan Revenue Bonds, Auction	7/10 at 100.00	A2	954,559
	Rate Coupon, 0.805%, 12/01/37 (4)
2,000	Laredo Community College District, Wells County, Texas, Combined Fee Revenue Bonds, Series	8/20 at 100.00	AAA	2,044,400
	2010, 5.250%, 8/01/35 (WI/DD, Settling 5/04/10) – AGM Insured
	Red River Education Finance Corporation, Texas, Revenue Bonds, Hockaday School, Series 2005:
1,170	5.000%, 5/15/27	5/15 at 100.00	AA	1,210,283
1,230	5.000%, 5/15/28	5/15 at 100.00	AA	1,268,634
1,290	5.000%, 5/15/29	5/15 at 100.00	AA	1,325,810
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2003:
1,710	5.000%, 5/01/18 – FGIC Insured	5/13 at 100.00	Ba1	1,596,388
1,795	5.000%, 5/01/19 – FGIC Insured	5/13 at 100.00	Ba1	1,652,746
1,885	5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Ba1	1,715,614
1,665	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	9/14 at 100.00	AAA	1,750,448
	AGM Insured
2,000	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%,	3/12 at 100.00	AAA	2,124,380
	3/15/20 – AGM Insured
2,330	Universal City Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist	3/11 at 102.00	A–	2,362,737
	University Project, Series 2001, 5.625%, 3/01/26
5,000	University of North Texas, Financing System Revenue Bonds, Series 2001, 5.000%, 4/15/24 –	4/12 at 100.00	AAA	5,181,000
	AGM Insured
23,075	Total Education and Civic Organizations			23,186,999
	Energy – 2.0% (1.3% of Total Investments)
3,000	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	10/10 at 100.00	BBB	2,789,040
	Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)
	Health Care – 12.6% (8.6% of Total Investments)
	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport
	Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 – RAAI Insured	7/14 at 100.00	BBB–	1,646,285
1,835	5.250%, 7/01/21 – RAAI Insured	7/14 at 100.00	BBB–	1,709,835
2,650	Midland County Hospital District, Texas, Hospital Revenue Bonds, Series 1992, 0.000%, 6/01/11	No Opt. Call	BBB–	2,498,659
2,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Baylor	5/11 at 100.00	Aa2	2,007,700
	Healthcare System, Series 2001A, 5.125%, 5/15/29
	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,
	Series 2004:
2,000	5.875%, 12/01/24	12/13 at 100.00	Baa2	1,951,160
1,000	6.000%, 12/01/34	12/13 at 100.00	Baa2	954,280
2,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	2,506,175
	Tarrant County Health Resources, Series 2007B, 5.000%, 11/15/42
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AAA	2,225,160
	Bonds, Christus Health, Series 2008, 6.500%, 7/01/37
700	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	598,381
	Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37
2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	1,746,700
	Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33
18,430	Total Health Care			17,844,335
	Housing/Multifamily – 1.6% (1.1% of Total Investments)
	Bexar County Housing Finance Corporation, Texas, Insured Multifamily Housing Revenue Bonds,
	Waters at Northern Hills Apartments Project, Series 2001A:
2,000	6.000%, 8/01/31 – NPFG Insured	8/11 at 102.00	Baa1	1,616,620
750	6.050%, 8/01/36 – NPFG Insured	8/11 at 102.00	Baa1	595,853
2,750	Total Housing/Multifamily			2,212,473
	Housing/Single Family – 2.8% (1.9% of Total Investments)
1,461	El Paso Housing Finance Corporation, Texas, GNMA Collateralized Single Family Mortgage Revenue	4/11 at 106.75	AAA	1,541,469
	Bonds, Series 2001A-3, 6.180%, 4/01/33
5	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	9/10 at 100.00	Caa1	4,924
	1991A, 8.500%, 9/01/11
2,445	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	2,465,269
	5.550%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)
3,911	Total Housing/Single Family			4,011,662
	Long-Term Care – 0.9% (0.7% of Total Investments)
	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement
	Residence, Series 2007:
1,000	5.000%, 7/01/27	7/17 at 100.00	BBB	892,660
600	5.000%, 7/01/37	7/17 at 100.00	BBB	512,898
1,600	Total Long-Term Care			1,405,558
	Materials – 4.3% (2.9% of Total Investments)
3,000	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue	9/10 at 101.00	BBB	3,031,290
	Bonds, International Paper Company, Series 2000A, 6.600%, 3/15/24 (Alternative Minimum Tax)
3,000	Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Bonds, E.I.	10/10 at 100.00	A	3,002,370
	DuPont de Nemours and Company Project, Series 1996, 6.400%, 4/01/26 (Alternative Minimum Tax)
6,000	Total Materials			6,033,660
	Tax Obligation/General – 47.1% (32.0% of Total Investments)
1,260	Bexar County, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004,	6/14 at 100.00	Aaa	1,349,611
	5.000%, 6/15/19
2,000	Borger Independent School District, Hutchison County, Texas, General Obligation Bonds, Series	2/16 at 100.00	AAA	2,079,820
	2006, 5.000%, 2/15/36
400	Calallen Independent School District, Nueces County, Texas, General Obligation Bonds, School	2/18 at 100.00	AAA	417,404
	Building Series 2008, 5.000%, 2/15/38
1,190	Canutillo Independent School District, El Paso County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,305,240
	2006A, 5.000%, 8/15/22
325	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 – NPFG Insured	8/12 at 100.00	AA–	341,660
2,305	Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax Revenue Certificates	9/12 at 100.00	AAA	2,474,095
	of Obligation, Series 2002, 5.500%, 9/01/21 – AGM Insured
2,595	Denton County, Texas, Permanent Improvement General Obligation Bonds, Series 2005,	7/12 at 100.00	AAA	2,823,983
	5.000%, 7/15/25
1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM Insured	No Opt. Call	AAA	1,991,920
	Fort Bend County Municipal Utility District 25, Texas, General Obligation Bonds, Series 2005:
1,330	5.000%, 10/01/26 – FGIC Insured	10/12 at 100.00	A	1,338,978
1,320	5.000%, 10/01/27 – FGIC Insured	10/12 at 100.00	A	1,326,508
3,615	Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/26 – FGIC Insured	2/16 at 100.00	Aa1	3,817,259
8,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	8/18 at 22.64	AA–	1,188,215
	Capital Appreciation Refunding Series 2009, 0.000%, 8/15/39
	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003:
2,500	5.000%, 2/15/20 – AMBAC Insured	2/13 at 100.00	AA+	2,709,175
2,235	5.000%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AA+	2,404,681
5,000	Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%, 3/01/23 – AMBAC Insured	3/15 at 100.00	AA	5,322,100
100	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds,	2/11 at 100.00	Aaa	103,006
	Series 2002, 5.250%, 2/01/21
4,900	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 17.78	AAA	696,682
	Bonds, Series 2006, 0.000%, 8/15/45
1,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 33.01	AAA	230,910
	Bonds, Series 2008, 0.000%, 8/15/36
	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	BBB–	450,438
2,205	0.000%, 1/01/37	No Opt. Call	BBB–	312,669
2,000	0.000%, 1/01/38	No Opt. Call	BBB–	262,860
3,260	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	3,251,231
	Bonds, Series 2005, 5.000%, 1/01/22 – FGIC Insured
2,600	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	5/10 at 101.00	CCC+	2,044,380
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/10 at 100.00	AAA	2,001,000
	AGM Insured (Alternative Minimum Tax)
2,500	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	No Opt. Call	AAA	577,600
	Series 2008, 0.000%, 1/01/36 – AGC Insured
395	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	A2	414,418
	5.750%, 1/01/40
	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008B:
325	5.750%, 1/01/40	1/18 at 100.00	A2	340,977
225	5.750%, 1/01/40 – NPFG Insured	1/18 at 100.00	A	236,061
950	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	997,320
	5.750%, 1/01/38
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
100	6.100%, 1/01/28	1/19 at 100.00	A2	110,017
2,000	6.250%, 1/01/39	1/19 at 100.00	A2	2,215,500
22,505	Total Transportation			14,311,351
	U.S. Guaranteed – 14.3% (9.7% of Total Investments) (5)
295	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and	No Opt. Call	Aa3 (5)	271,486
	Refunding Bonds, Series 1992, 0.000%, 8/15/14 – NPFG Insured (ETM)
950	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 (Pre-refunded	8/12 at 100.00	A (5)	1,039,300
	8/15/12) – NPFG Insured
	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good
	Shepherd Medical Center Project, Series 2000:
2,000	6.875%, 10/01/20 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	N/R (5)	2,071,220
3,250	6.375%, 10/01/25 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	N/R (5)	3,359,005
500	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, St. Luke’s	8/11 at 100.00	AAA	532,215
	Episcopal Hospital, Series 2001A, 5.500%, 2/15/21 (Pre-refunded 8/15/11)
1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	Aaa	1,209,160
	Presbyterian Healthcare System, Series 1996B, 5.750%, 6/01/26 – NPFG Insured (ETM)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	AAA	3,445,950
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17)
1,750	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2002, 5.375%,	2/12 at 100.00	AAA	1,890,490
	2/01/20 (Pre-refunded 2/01/12)
1,440	South Texas Community College District, General Obligation Bonds, Series 2002, 5.500%, 8/15/17	8/12 at 100.00	Aa2 (5)	1,590,278
	(Pre-refunded 8/15/12) – AMBAC Insured
3,500	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/10 at 101.00	N/R (5)	3,652,390
	Adventist Health System – Sunbelt Obligated Group, Series 2000, 6.625%, 11/15/20
	(Pre-refunded 11/15/10)
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/12 at 100.00	Baa1 (5)	1,099,400
	Hospital Regional Healthcare Center, Series 2001, 6.000%, 7/01/31 (Pre-refunded 7/01/12)
18,185	Total U.S. Guaranteed			20,160,894
	Utilities – 12.3% (8.3% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa3	1,531,674
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,400	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A,	10/10 at 100.50	BBB–	2,402,928
	5.375%, 4/01/19
5,000	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27 –	9/15 at 100.00	Aa3	5,162,600
	AMBAC Insured
2,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	2,032,380
2,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	8/10 at 100.00	Aa3	2,004,040
	TECO Project, Series 2000, 5.750%, 2/15/15 – AMBAC Insured (Alternative Minimum Tax)
2,000	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008, 5.750%, 5/15/37	5/15 at 100.00	A1	2,099,640
1,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	5/10 at 100.50	BBB–	986,090
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)
1,000	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding	7/19 at 102.00	BBB	1,086,920
	Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29
17,960	Total Utilities			17,306,272
	Water and Sewer – 11.8% (8.0% of Total Investments)
	Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water Projects, Series 2004:
1,005	5.000%, 12/15/20 – FGIC Insured	12/14 at 100.00	A	1,052,275
1,030	5.000%, 12/15/21 – FGIC Insured	12/14 at 100.00	A	1,073,538
1,000	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2008C, 5.375%, 3/01/29	3/18 at 100.00	AA	1,079,090
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	3,223,620
	5/15/23 – FGIC Insured
3,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	3,739,995
	5.500%, 12/01/17 – AGM Insured
	Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue Bonds, Series 2004:
1,680	5.000%, 8/15/22 – AMBAC Insured	8/14 at 100.00	Aa1	1,783,454
1,760	5.000%, 8/15/23 – AMBAC Insured	8/14 at 100.00	Aa1	1,858,366
1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage System Revenue Bonds,	3/14 at 100.00	AA–	1,314,583
	Series 2004A, 5.000%, 3/01/22 – NPFG Insured
1,500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999A,	7/10 at 100.00	AAA	1,506,182
	5.500%, 7/15/21
15,735	Total Water and Sewer			16,631,103
$ 238,066	Total Investments (cost $202,619,193) – 147.1%			207,689,612
	Floating Rate Obligations – (2.8)%			(3,960,000)
	Other Assets Less Liabilities – 1.8%			2,487,834
	Preferred Shares, at Liquidation Value – (46.1)% (6)			(65,050,000)
	Net Assets Applicable to Common Shares – 100%			$ 141,167,446

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$206,735,053	$954,559	$207,689,612

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$950,615
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	3,944
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at the end of period	$954,559

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $198,674,187.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 9,044,145
Depreciation	(3,988,860)
Net unrealized appreciation (depreciation) of investments	$ 5,055,285

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         June 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        June 29, 2010